Subsequent events (Details)											1 Months Ended	0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 14, 2012 Class A ordinary share USD ($)	Mar. 10, 2012 Class A ordinary share USD ($)	Mar. 14, 2012 Class B ordinary share USD ($)	Mar. 10, 2012 Class B ordinary share USD ($)	Mar. 14, 2012 ADS USD ($)	Mar. 10, 2012 ADS USD ($)	Mar. 08, 2014 Subsequent events USD ($)	Apr. 30, 2014 Subsequent events Shanda Games Class A ordinary shares of Shanda Games USD ($)	Apr. 07, 2014 Subsequent events Bank Loan One Due April 2015 USD ($)	Apr. 07, 2014 Subsequent events Bank Loan One Due April 2015 CNY	Apr. 24, 2014 Subsequent events Bank Loan Two Due April 2015 USD ($)	Apr. 24, 2014 Subsequent events Bank Loan Two Due April 2015 CNY	Mar. 08, 2014 Subsequent events Class A ordinary share USD ($)	Mar. 08, 2014 Subsequent events Class B ordinary share USD ($)	Mar. 08, 2014 Subsequent events ADS USD ($)
Subsequent events
Dividends Payable, Amount										$ 24,000,000
Dividend declared (in dollars per share)				$ 0.40	$ 0.09	$ 0.40	$ 0.09	$ 2.00	$ 0.45							$ 0.096	$ 0.096	$ 0.48
Number of Class B ordinary shares represented by each ADS						5	5										5
Time deposits pledged to secure bank loan													152,145,000		33,000,000
Bank loan	35,249,765	213,391,500	747,974,500									23,000,000		5,000,000
Bank loans, interest rate per annum over 1-month LIBOR (as a percent)												1.00%	1.00%	1.00%	1.00%
Variable interest reference rate												1-month LIBOR	1-month LIBOR	1-month LIBOR	1-month LIBOR
Total shares to be acquired (in shares)											30,326,005
Investment Percentage of Total Outstanding Ordinary Shares of Investee											5.60%
Total cash consideration to acquire investments											$ 100,000,000
Consummation period from the date of the share purchase agreement											30 days